NUVEEN GLOBAL INFRASTRUCTURE FUND

NUVEEN GLOBAL REAL ESTATE SECURITIES FUND

SUPPLEMENT DATED OCTOBER 15, 2024

TO THE PROSPECTUS DATED MAY 1, 2024

The third and fourth sentences of the second paragraph of the section entitled “How We Manage Your Money – Who Manages the Funds” are deleted and replaced with the following:

In rendering investment advisory services to Nuveen Global Infrastructure Fund and Nuveen Global Real Estate Securities Fund, Nuveen Asset Management uses the portfolio management, research and other resources of Nuveen Hong Kong Limited (“NHK”) and Nuveen Investment Management International Limited (“NIMIL”), foreign affiliates of Nuveen Asset Management that are not registered under the Investment Advisers Act of 1940, as amended. NHK and NIMIL provide services to the Funds through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the Securities and Exchange Commission permitting U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-FREGIF-1024P

NUVEEN GLOBAL REAL ESTATE SECURITIES FUND

SUPPLEMENT DATED OCTOBER 15, 2024

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2024

The section entitled “Service Providers—Participating Affiliates” is deleted in its entirety and replaced with the following:

Participating Affiliates

In rendering investment advisory services to the Fund, Nuveen Asset Management uses the portfolio management, research and other resources of Nuveen Hong Kong Limited (“NHK”) and Nuveen Investment Management International Limited (“NIMIL”), foreign affiliates of Nuveen Asset Management that are not registered under the Investment Advisers Act of 1940, as amended. NHK and NIMIL provide services to the Fund through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the SEC permitting U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-GLRES-1024P